Cover	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	ENERGY CO OF PARANA
Entity Central Index Key	0001041792
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Transition Report	false
Document Shell Company Report	false
Document Annual Report	true
Entity Interactive Data Current	No
Entity Incorporation, State or Country Code	D5
Document Accounting Standard	International Financial Reporting Standards
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019